Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities

At June 30, 2025 and 2024, respectively, the Company had the following common stock equivalents, which are potentially dilutive equity securities:

	June 30,	June 30,
	2025	2024

Convertible Preferred Stock	700,000,000	700,000,000
Convertible notes	17,402,200	5,787,080
Warrant	5,145,943	5,145,943
Total	722,548,143	710,933,023

At December 31, 2024 and 2023, respectively, the Company had the following common stock equivalents, which are potentially dilutive equity securities:

	December 31, 2024	December 31, 2023

Convertible Preferred Stock	700,000,000	700,000,000